EVENTS DURING THE REPORTING PERIOD	6 Months Ended
Jun. 30, 2018
Events During Reporting Period [Abstract]
EVENTS DURING THE REPORTING PERIOD
NOTE 2	-	EVENTS DURING THE REPORTING PERIOD

In February 2018, the Company declared a dividend in the amount of US$ 0.24 per share, totaling approximately 5 million US$ (NIS 17.8 million).  The dividend was paid in April 2018.

In April 2018, the Company declared a dividend in the amount of US$ 0.24 per share, totaling approximately 5 million US$ (NIS 18.2 million).  The dividend was paid in July 2018.